Stock-Based Compensation - Share-Based Compensation Non-Vested Restricted Stock Units Award Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning balance
Number of Shares, Shares vested
Number of Shares Outstanding, Ending balance	1,625,476
Non-Vested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding, Beginning balance
Number of Shares, Shares granted	22,368
Number of Shares, Shares vested	(22,368)
Number of Shares, Shares forfeited
Number of Shares Outstanding, Ending balance
Non-vested, Weighted Average Grant Date Fair Value - December 31, 2012
Weighted Average Grant Date Fair Value, Shares granted	$ 1.46
Weighted Average Grant Date Fair Value, Shares vested	$ 1.46
Weighted Average Grant Date Fair Value, Shares forfeited
Non-vested, Weighted Average Grant Date Fair Value - December 31, 2013